Intangible Assets - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense on intangible assets	$ 66,786	$ 65,025	$ 133,165	$ 127,157
Loss On Intangible Of Impairment	$ 23	$ 193	$ 676	$ 275